Revenue (Details) - Schedule of revenue - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 34,079,482	$ 44,091,053
Installation and Maintenance [Member]
Disaggregation of Revenue [Line Items]
Total	21,979,399	32,055,964
Housekeeping [Member]
Disaggregation of Revenue [Line Items]
Total	8,009,015	9,630,598
Senior care services [Member]
Disaggregation of Revenue [Line Items]
Total	3,040,664	1,828,317
E-watch [Member]
Disaggregation of Revenue [Line Items]
Total	$ 1,050,404	$ 576,174